Related parties - Summary of financial assets and liabilities with related parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	₺ 61,799,463	₺ 43,149,226
Right-of-use assets	22,960,789	13,316,818	₺ 11,596,032
Interest expense on lease liabilities	2,987,258	1,500,476
Amount of letters of guarantee given to the related parties	2,964,625	766,388
BOTAS
Disclosure of transactions between related parties
Right-of-use assets	9,089,499
Lease liability	9,172,660
Interest expense on lease liabilities	576,026
Loss allowance
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	(2,336)	(4,871)
Banks - Time deposits | Gross carrying amount
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	56,651,371	33,568,984
Banks - Demand deposits | Gross carrying amount
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	1,190,045	1,062,233
Receivables from reverse repo | Gross carrying amount
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties		16,196,571
Financial investment | Gross carrying amount
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	14,830,012	6,318,753
Bank borrowings
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	(283,585)	(12,634,338)
Debt securities issued
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	(1,181,611)	(1,211,543)
Lease liabilities
Disclosure of transactions between related parties
Financial assets (liabilities) with related parties	₺ (9,404,433)	₺ (146,563)